UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	   WASHINGTON, D.C. 20549
		  --------

	 	 FORM N-CSR
  		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-2860; 811-3967;
811-5690; 811-2107

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Corporation
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2004

DATE OF REPORTING PERIOD:  MARCH 31, 2004

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows



Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--50.6%
      $750M   Abbott Laboratories, 7/1/04                                             1.42%       $756,903         $43
     2,388M   Anheuser-Busch Cos., Inc., 5/10/04 +                                    1.00       2,385,413         137
     3,000M   Archer-Daniels-Midland Co., 6/8/04 +                                    1.03       2,994,158         172
       960M   Associates Corp., NA, 10/15/04                                          1.23         995,990          57
     5,000M   ChevronTexaco Funding Corp., 4/13/04                                    1.00       4,998,331         288
     3,300M   Clorox Co., 5/6/04                                                       .99       3,296,824         190
              Coca-Cola Co.:
     4,000M     4/16/04                                                                .99       3,998,348         230
     1,300M     5/5/04                                                                1.01       1,298,758          75
     2,000M   Dow Jones & Co., Inc., 5/17/04 +                                        1.00       1,997,417         115
     5,000M   DuPont (E.I.) de Nemours & Co., 5/7/04                                  1.00       4,994,997         288
     3,000M   Eli Lilly & Co., 5/7/04 +                                                .98       2,997,058         172
     3,500M   Gannett Co., Inc., 4/21/04 +                                             .98       3,498,094         201
     5,000M   General Electric Capital Corp., 5/11/04                                 1.02       4,994,331         288
     4,250M   International Business Machines Corp.,
                4/16/04                                                                .98       4,248,264         245
     4,700M   Madison Gas & Electric Co., 4/12/04                                     1.05       4,698,491         270
     2,200M   McDonald's Corp., 7/1/04                                                1.07       2,222,060         128
     5,000M   National Rural Utilities Cooperative
                Finance Corp., 5/3/04                                                 1.02       4,995,466         288
     5,000M   New York Times Co., 4/1/04                                              1.00       5,000,000         288
     5,000M   Paccar Financial Corp., 5/4/04                                          1.01       4,995,367         288
     2,000M   PepsiCo, Inc., 9/15/04                                                  1.28       2,028,879         117
     5,000M   Pfizer, Inc., 4/7/04 +                                                   .99       4,999,175         288
     5,000M   Prudential Funding Corp., 4/26/04                                        .99       4,996,561         288
     5,000M   Verizon Network Funding Corp., 4/22/04                                   .98       4,997,141         288
     2,500M   W.W. Grainger, Inc., 4/26/04                                             .98       2,498,298         144
     3,000M   Wal-Mart Stores, Inc., 4/6/04 +                                          .98       2,999,591         173
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $87,885,915)                                               87,885,915       5,061
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--29.7%
              Fannie Mae:
     4,580M     4/7/04                                                                 .98       4,579,230         264
     6,000M     4/30/04                                                                .96       5,995,248         345
     3,800M     5/26/04                                                                .99       3,794,202         218
       500M     8/15/04                                                               1.40         509,417          29
     1,000M     8/27/04                                                               1.38       1,000,000          58
     1,000M     2/4/05                                                                1.56       1,000,000          58
     2,700M     2/14/05                                                               1.38       2,700,000         155
       750M   Federal Farm Credit Bank, 12/15/04                                      1.24         763,746          44
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Federal Home Loan Bank:
    $2,500M     4/16/04                                                                .97%     $2,498,947        $144
       500M     5/14/04                                                               1.03         502,248          29
       800M     5/26/04                                                               1.25         806,888          46
     3,000M     2/2/05                                                                1.50       3,000,000         173
       670M     2/15/05                                                               1.17         686,245          40
     2,700M     2/23/05                                                               1.41       2,697,587         155
     2,000M     3/22/05                                                               1.31       2,000,448         115
     2,000M     3/23/05                                                               1.35       2,000,000         115
     3,000M     3/25/05                                                               1.37       3,000,000         173
     2,000M     3/28/05                                                               1.38       2,000,000         115
       955M     3/30/05                                                               1.32         955,570          55
     2,500M     4/27/05                                                               1.34       2,499,000         144
              Freddie Mac:
     1,500M     4/13/04                                                               1.05       1,499,510          86
     1,000M     4/19/04                                                               1.05       1,001,165          58
     1,275M     5/20/04                                                               1.19       1,278,069          74
     3,750M     11/3/04                                                               1.09       3,749,912         216
     1,000M     11/19/04                                                              1.51         999,985          58
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $51,517,417)                                                                            51,517,417       2,967
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--8.9%
              U.S. Treasury Bills:
    10,500M     4/22/04                                                                .93      10,494,311         604
     5,000M     4/29/04                                                                .93       4,996,371         288
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $15,490,682)                                   15,490,682         892
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--4.7%
              Bank of America, NA:
     1,149M     5/12/04                                                               1.01       1,147,690          66
     3,861M     5/14/04                                                               1.01       3,856,342         222
     3,100M   Regions Bank, 4/14/04                                                   1.01       3,098,869         179
----------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $8,102,901)                                            8,102,901         467
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--4.4%
     2,000M   Bank One Corp., 10/8/04                                                 1.23       2,001,260         115
     2,700M   Fannie Mae, 9/10/04                                                     1.05       2,700,000         155
     3,000M   Merrill Lynch & Co., Inc., 1/31/05                                      1.04       3,000,000         173
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $7,701,260)                                             7,701,260         443
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT--2.9%
    $5,000M   Chase Manhattan Bank, NA, 4/23/04
                (cost $5,000,000)                                                     1.02%     $5,000,000        $288
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $175,698,175) ++                                    101.2%    175,698,175      10,118
Excess of Liabilities Over Other Assets                                               (1.2)     (2,042,301)       (118)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $173,655,874     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically and are the rates in effect at
   March 31, 2004.

 + Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4.

++ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--97.9%
              Fannie Mae--15.9%
   $17,350M     5.5%, 4/1/2033-11/1/2033                                                       $17,809,361        $893
    11,530M     6%, 12/1/2029-9/1/2032                                                          12,014,305         602
     1,667M     8%, 9/1/2027                                                                     1,843,866          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,667,532       1,587
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I
                Program--77.7%
    44,297M     5.5%, 3/15/2033-3/15/2034                                                       45,696,921       2,292
    36,231M     6%, 3/15/2031-2/15/2034                                                         37,965,535       1,904
    41,746M     6.5%, 3/15/2028-10/15/2033                                                      44,317,340       2,223
    16,844M     7%, 7/15/2027-12/15/2033                                                        17,999,347         903
     4,943M     7.5%, 7/15/2023-12/15/2033                                                       5,332,671         268
     3,150M     8%, 4/15/2030-6/15/2030                                                          3,492,816         175
----------------------------------------------------------------------------------------------------------------------
                                                                                               154,804,630       7,765
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association II
                Program--4.3%
     1,317M     6.5%, 10/20/2028-1/20/2029                                                       1,388,506          70
     4,940M     7%, 6/20/2023-10/20/2029                                                         5,265,966         264
     1,826M     7.5%, 12/20/2022-10/20/2023                                                      1,970,258          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,624,730         433
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates
(cost $191,236,552)                                                                            195,096,892       9,785
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--1.4%
     2,800M   U.S. Treasury Bills, .935%, 4/22/04
                (cost $2,798,472)                                                                2,798,472         140
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $194,035,024)                                        99.3%    197,895,364       9,925
Other Assets, Less Liabilities                                                          .7       1,487,868          75
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $199,383,232     $10,000
======================================================================================================================

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--82.7%
              Aerospace/Defense--2.2%
      $100M   Boeing Capital Corp., 4.75%, 2008                                                   $105,592          $5
              Honeywell International, Inc.:
     1,500M     7.5%, 2010                                                                       1,805,638          94
       975M     6.125%, 2011                                                                     1,097,528          57
              Precision Castparts Corp.:
       700M     8.75%, 2005                                                                        731,694          38
       400M     5.60%, 2013 +                                                                      415,266          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,155,718         216
----------------------------------------------------------------------------------------------------------------------
              Automotive--3.3%
     2,000M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                        2,357,900         123
       886M   Ford Motor Co., 8.9%, 2032                                                         1,018,857          53
       500M   Lear Corp., 8.11%, 2009                                                              593,750          31
       730M   Navistar International Corp., 8%, 2008                                               753,725          39
       717M   TRW, Inc., 7.125%, 2009                                                              828,271          43
       700M   Visteon Corp., 8.25%, 2010                                                           772,270          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,324,773         329
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.4%
       700M   Lubrizol Corp., 7.25%, 2025                                                          808,248          42
----------------------------------------------------------------------------------------------------------------------
              Energy--1.9%
       500M   Mobil Corp., 8.625%, 2021                                                            703,182          37
       833M   Repsol International Finance BV, 7.45%, 2005                                         890,504          46
       975M   Sunoco, Inc., 9.375%, 2016                                                         1,108,870          58
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    926,186          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,628,742         189
----------------------------------------------------------------------------------------------------------------------
              Financial--5.3%
       875M   American General Finance Corp., 8.125%, 2009                                       1,065,418          55
              CIT Group, Inc.:
       300M     6.875%, 2009                                                                       346,582          18
     1,900M     7.75%, 2012                                                                      2,298,384         120
       400M   Ford Motor Credit Co., 9.03%, 2009                                                   414,611          22
              General Electric Capital Corp.:
       700M     7.875%, 2006                                                                       803,532          42
       700M     8.5%, 2008                                                                         851,502          44
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
    $1,550M   General Motors Acceptance Corp., 7.75%, 2010                                      $1,759,250         $92
              Household Finance Corp.:
     1,825M     6.5%, 2008                                                                       2,067,875         108
       452M     7.75%, 2022                                                                        490,526          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,097,680         526
----------------------------------------------------------------------------------------------------------------------
              Financial Services--12.8%
              Bank of America Corp.:
     1,067M     7.8%, 2010                                                                       1,297,077          67
     1,225M     7.4%, 2011                                                                       1,472,416          77
              Bank One Corp.:
     1,165M     7.6%, 2007                                                                       1,330,461          69
       700M     7.875%, 2010                                                                       857,179          45
       775M   BB&T Corp., 5.2%, 2015                                                               803,270          42
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  856,738          45
     1,750M   Comerica, 7.125%, 2013                                                             1,999,564         104
       945M   Fifth Third Bank, 3.375%, 2008                                                       959,119          50
              First Union National Bank:
     1,200M     7.8%, 2010                                                                       1,481,027          77
       250M     6.18%, 2036                                                                        283,601          15
     1,000M   Fleet Capital Trust II, 7.92%, 2026                                                1,147,910          60
     1,500M   Florida Windstorm Underwriting Assoc.,
                7.125%, 2019 +                                                                   1,837,104          96
     1,200M   Greenpoint Bank, 9.25%, 2010                                                       1,523,782          79
       775M   Huntington National Bank, 8%, 2010                                                   956,500          50
       795M   Manufacturers & Traders Trust Co., 8%, 2010                                          978,928          51
       288M   NBD Bancorp, Inc., 7.125%, 2007                                                      326,727          17
     1,125M   Old National Bank, 6.75%, 2011                                                     1,286,053          67
     1,150M   Republic NY Corp., 7.75%, 2009                                                     1,372,539          71
     1,600M   Royal Bank of Scotland Group PLC, 5%, 2014                                         1,653,419          86
     1,825M   Washington Mutual, Inc., 8.25%, 2010                                               2,233,851         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,657,265       1,284
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--4.1%
              Coca-Cola Enterprises, Inc.:
     1,050M     7.125%, 2009                                                                     1,242,511          65
       800M     7.125%, 2017                                                                       980,102          51
     2,375M   ConAgra Foods, Inc., 6.75%, 2011                                                   2,730,473         142
       700M   Hershey Foods Corp., 6.7%, 2005                                                      752,678          39
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco (continued)
    $1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                              $1,187,508         $62
       900M   Philip Morris Companies, Inc., 6.95%, 2006                                           971,873          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,865,145         409
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--3.3%
     1,550M   Delhaize America, Inc., 8.125%, 2011                                               1,790,250          93
              Kroger Co.:
       700M     6.8%, 2018                                                                         799,612          42
     1,600M     7%, 2018                                                                         1,852,587          96
              Safeway, Inc.:
       510M     7%, 2007                                                                           577,190          30
       450M     9.3%, 2007                                                                         528,025          28
       700M     6.5%, 2011                                                                         782,544          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,330,208         330
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--3.1%
              International Paper Co.:
       700M     8.125%, 2005                                                                       755,365          39
     1,190M     6.75%, 2011                                                                      1,355,249          71
     1,725M   Sappi Papier Holding AG, 6.75%, 2012 +                                             1,949,402         101
              Weyerhaeuser Co.:
     1,100M     7.25%, 2013                                                                      1,284,771          67
       545M     7.5%, 2013                                                                         638,752          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,983,539         311
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.9%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         879,375          46
       750M   Park Place Entertainment Corp., 9.375%, 2007                                         847,500          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,726,875          90
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.1%
     1,880M   Becton, Dickinson & Co., 7.15%, 2009                                               2,233,316         116
       900M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            952,040          50
     1,130M   Tenet Healthcare Corp., 6.375%, 2011                                                 983,100          51
     1,500M   Wyeth, 6.95%, 2011                                                                 1,731,292          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,899,748         307
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.2%
      $450M   International Business Machines Corp.,
                4.875%, 2006                                                                      $481,077         $25
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.6%
       875M   Ingersoll-Rand Co., 9%, 2021                                                       1,203,100          63
     1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                                               1,793,979          93
              United Technologies Corp.:
       900M     6.5%, 2009                                                                       1,032,759          54
       800M     7.125%, 2010                                                                       955,842          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,985,680         260
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.8%
              Comcast Cable Communications, Inc.:
     1,300M     8.375%, 2007                                                                     1,510,886          79
       850M     7.125%, 2013                                                                       984,541          51
       500M   Cox Communications, Inc., 5.5%, 2015                                                 513,502          27
     1,480M   Cox Enterprises, Inc., 8%, 2007 +                                                  1,694,242          88
       700M   PanAmSat Corp., 6.375%, 2008                                                         730,625          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,433,796         283
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--4.2%
       750M   AOL Time Warner, Inc., 6.875%, 2012                                                  859,637          45
       500M   Houghton Mifflin Co., 7.2%, 2011                                                     540,000          28
       700M   New York Times Co., 7.625%, 2005                                                     743,269          39
     1,600M   News America, Inc., 7.3%, 2028                                                     1,839,427          96
     1,000M   Time Warner, Inc., 6.875%, 2018                                                    1,125,813          58
              Viacom, Inc.:
       775M     7.75%, 2005                                                                        828,902          43
       500M     8.625%, 2012                                                                       639,198          33
       360M     8.875%, 2014                                                                       473,379          25
       900M   Walt Disney Co., 7.3%, 2005                                                          942,815          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,992,440         416
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.5%
     1,446M   Hanson PLC, 7.875%, 2010                                                           1,755,143          92
       950M   Thiokol Corp., 6.625%, 2008                                                        1,062,858          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,818,001         147
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Real Estate--7.9%
    $1,654M   Archstone-Smith Trust, 7.9%, 2016 (REIT)                                          $2,015,162        $105
              AvalonBay Communities, Inc.:
     1,900M     7.5%, 2010 (REIT)                                                                  228,489          12
       200M     6.625%, 2011 (REIT)                                                              2,267,973         118
     1,800M   Boston Properties, Inc., 5%, 2015 (REIT)                                           1,800,122          94
     1,350M   Duke-Weeks Realty Corp., 7.75%, 2009 (REIT)                                        1,623,511          84
              EOP Operating LP:
     1,705M     8.1%, 2010 (REIT)                                                                2,060,591         107
       150M     7.25%, 2018 (REIT)                                                                 176,977           9
     1,900M   Mack-Cali Realty LP, 7.75%, 2011 (REIT)                                            2,267,095         118
              Simon Property Group, Inc.:
     1,875M     7.875%, 2016 (REIT) +                                                            2,297,089         120
       425M     7.375%, 2018 (REIT)                                                                510,298          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,247,307         794
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.0%
     1,750M   Federated Department Stores, Inc., 7.45%, 2017                                     2,130,630         111
       900M   Lowe's Companies, Inc., 8.25%, 2010                                                1,126,584          59
       800M   RadioShack Corp., 7.375%, 2011                                                       956,854          50
              Target Corp.:
       235M     5.375%, 2009                                                                       257,257          13
     1,620M     7.5%, 2010                                                                       1,960,266         102
              Wal-Mart Stores, Inc.:
       700M     8%, 2006                                                                           796,827          41
       400M     8.5%, 2024                                                                         426,277          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,654,695         398
----------------------------------------------------------------------------------------------------------------------
              Services--3.3%
              Allied Waste NA, Inc.:
       750M     8.875%, 2008                                                                       845,625          44
       500M     5.75%, 2011 +                                                                      486,250          25
              ERAC USA Finance Enterprise Co.:
       750M     9.125%, 2004                                                                       786,950          41
     1,775M     7.35%, 2008 +                                                                    2,057,181         107
       520M     8%, 2011 +                                                                         633,450          33
     1,400M   Waste Management, Inc., 6.875%, 2009                                               1,601,306          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,410,762         334
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--3.3%
      $500M   Chesapeake & Potomac Telephone Co. of Maryland,
                8.3%, 2031                                                                        $654,986         $34
     1,200M   Deutsche Telekom AG, 8.5%, 2010                                                    1,475,446          77
              GTE Corp.:
       909M     6.84%, 2018                                                                      1,028,993          54
       500M     7.9%, 2027                                                                         563,925          29
       800M   New York Telephone Co., 6.125%, 2010                                                 881,969          46
       725M   Sprint Capital Corp., 6.375%, 2009                                                   808,914          42
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   904,868          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,319,101         329
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.6%
     1,217M   Attransco, Inc., 6.12%, 2008                                                       1,325,852          69
              Burlington Northern Santa Fe Corp.:
       725M     7.875%, 2007                                                                       839,064          44
       700M     7.125%, 2010                                                                       825,233          43
       700M     6.75%, 2011                                                                        818,981          42
              Canadian National Railway Co.:
       810M     6.45%, 2006                                                                        884,920          46
       850M     7.375%, 2031                                                                     1,056,712          55
       650M   FedEx Corp., 3.5%, 2009 +                                                            649,829          34
     1,600M   Norfolk Southern Corp., 7.7%, 2017                                                 2,003,741         104
     1,700M   Union Pacific Corp., 7.375%, 2009                                                  2,012,499         105
       300M   Union Pacific Railroad, 7.28%, 2011                                                  365,576          19
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,782,407         561
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.9%
       700M   Columbia Energy Group, 6.8%, 2005                                                    753,850          39
              Consumers Energy Co.:
       735M     6.375%, 2008                                                                       812,684          42
     1,500M     6.875%, 2018                                                                     1,786,187          93
     1,000M   DPL, Inc., 6.875%, 2011                                                            1,020,000          53
     1,650M   Duke Capital Corp., 8%, 2019                                                       1,966,699         102
       795M   El Paso Energy Corp., 7.375%, 2012                                                   687,675          36
       500M   Entergy Gulf States, Inc., 6.2%, 2033                                                498,071          26
       547M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          589,024          31
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,200M   NiSource Finance Corp., 7.875%, 2010                                              $1,453,234         $76
     1,350M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,557,500          81
       775M   PSI Energy, Inc., 8.85%, 2022                                                      1,047,406          54
       900M   Wisconsin Power & Light Co., 7%, 2007                                              1,014,072          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,186,402         686
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $145,702,621)                                             158,789,609       8,266
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--4.5%
              U.S. Treasury Notes:
     1,000M     7.875%, 2004                                                                     1,042,344          54
     2,000M     6.625%, 2007                                                                     2,276,330         119
     1,300M     6%, 2009                                                                         1,500,740          78
     3,300M     6.5%, 2010                                                                       3,913,338         204
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $8,367,337)                                     8,732,752         455
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--4.4%
              Real Estate--.8%
     1,353M   FDA Queens LP, 6.99%, 2017                                                         1,547,387          81
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.6%
       751M   American Airlines, Inc., 7.377%, 2019                                                565,402          29
       446M   Canadian National Railway Co., 7.195%, 2016                                          530,769          28
              Continental Airlines, Inc.:
       523M     6.748%, 2017                                                                       433,762          22
     1,524M     8.388%, 2020                                                                     1,324,617          69
     1,241M   FedEx Corp., 7.5%, 2018                                                            1,433,431          75
       727M   Northwest Airlines, Inc., 8.072%, 2019                                               811,601          42
     1,003M   NWA Trust, 10.23%, 2012                                                              928,744          48
       750M   Southwest Airlines Co., 6.126%, 2006                                                 818,205          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,846,531         356
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $8,726,074)                                       8,393,918         437
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--4.0%
              Fannie Mae:
    $1,600M     6.125%, 2012                                                                    $1,836,210         $96
       960M     5%, 2016                                                                           958,733          50
     1,425M   Federal Home Loan Bank, 4.3%, 2008                                                 1,432,027          74
       900M   Freddie Mac, 5%, 2018                                                                899,663          47
     2,300M   Tennessee Valley Authority, 5.375%, 2008                                           2,534,204         132
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $7,516,525)                                                                              7,660,837         399
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.9%
              Housing
              Virginia State Housing Development Authority:
       800M     Series "A", 6.51%, 2019                                                            834,032          44
       710M     Series "M", 7%, 2022                                                               787,156          41
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,475,998)                                                 1,621,188          85
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.1%
              Information Technology
              Allstream, Inc.:
        83      Class "A"                                                                            4,616          --
     4,476      Class "B"                                                                          251,556          13
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $123,500)                                                       256,172          13
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.6%
    $1,600M   ChevronTexaco Corp., .97%, 4/5/04                                                  1,599,828          83
     1,500M   General Electric Co., 1%, 4/16/04                                                  1,499,375          78
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,099,203)                                      3,099,203         161
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $175,011,258)                                        98.2%    188,553,679       9,816
Other Assets, Less Liabilities                                                         1.8       3,542,384         184
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $192,096,063     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4.

Summary of Abbreviations:

  REIT Real Estate Investment Trust

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--88.8%
              Aerospace/Defense--3.1%
    $3,450M   Alliant Techsystems, Inc., 8.5%, 2011                                             $3,829,500         $66
     3,000M   DeCrane Aircraft Holdings, Inc., 12%, 2008                                         1,998,750          34
       900M   DRS Technologies, Inc., 6.875%, 2013                                                 940,500          16
     2,700M   GenCorp, Inc., 9.5%, 2013                                                          2,875,500          49
              L-3 Communications Corp.:
     3,000M     8%, 2008                                                                         3,135,000          54
     1,600M     7.625%, 2012                                                                     1,768,000          30
     3,600M     6.125%, 2014 +                                                                   3,717,000          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,264,250         313
----------------------------------------------------------------------------------------------------------------------
              Automotive--7.8%
     6,725M   Accuride Corp., 9.25%, 2008                                                        6,977,188         119
              Asbury Automotive Group, Inc.:
     3,400M     9%, 2012                                                                         3,655,000          63
     2,700M     8%, 2014 +                                                                       2,713,500          46
     4,208M   Cambridge Industries Liquidating Trust ++ **                                         168,337           3
     7,800M   Collins & Aikman Products Co., 11.5%, 2006                                         7,702,500         132
     5,450M   Dana Corp., 9%, 2011                                                               6,580,875         113
     5,500M   Delco Remy International, Inc., 11%, 2009                                          5,912,500         101
     2,500M   Special Devices, Inc., 11.375%, 2008                                               2,415,625          41
     4,693M   TRW Automotive, Inc., 9.375%, 2013                                                 5,420,415          93
     3,600M   United Components, Inc., 9.375%, 2013                                              3,906,000          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                45,451,940         778
----------------------------------------------------------------------------------------------------------------------
              Chemicals--9.6%
     3,500M   Equistar Chemicals LP, 10.625%, 2011                                               3,788,750          65
       450M   Ethyl Corp., 8.875%, 2010                                                            488,250           8
     3,500M   FMC Corp., 10.25%, 2009                                                            4,130,000          71
     2,600M   Huntsman, LLC, 11.625%, 2010                                                       2,743,000          47
     7,000M   IMC Global, Inc., 10.875%, 2013                                                    8,802,500         151
     8,000M   Lyondell Chemical Co., 10.875%, 2009                                               8,020,000         137
              Millennium America, Inc.:
       900M     7%, 2006                                                                           920,250          16
     1,975M     9.25%, 2008                                                                      2,118,188          36
     2,400M     9.25%, 2008 +                                                                    2,574,000          44
       250M   Nalco Co., 8.875%, 2013 +                                                            261,875           5
     3,250M   Noveon, Inc., 11%, 2011                                                            3,737,500          64
       900M   Omnova Solutions, Inc., 11.25%, 2010                                               1,003,500          17
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
    $6,150M   Resolution Performance Products, LLC,
                13.5%, 2010                                                                     $5,166,000         $89
     8,500M   Terra Capital, Inc., 11.5%, 2010                                                   9,307,500         159
     4,500M   Texas Petrochemicals Corp., 11.125%, 2006 ++                                       1,777,500          30
       900M   Westlake Chemical Corp., 8.75%, 2011                                                 999,000          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                55,837,813         956
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.2%
     3,420M   AKI, Inc., 10.5%, 2008                                                             3,573,900          61
     1,707M   Chattem, Inc., 8.875%, 2008                                                        1,766,028          30
     4,000M   GFSI, Inc., 9.625%, 2007                                                           3,900,000          67
     7,200M   Playtex Products, Inc., 9.375%, 2011                                               6,948,000         119
     2,500M   Remington Arms Co., 10.5%, 2011                                                    2,543,750          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,731,678         321
----------------------------------------------------------------------------------------------------------------------
              Energy--9.5%
     7,000M   Bluewater Finance, Ltd., 10.25%, 2012                                              7,315,000         125
     4,500M   Chesapeake Energy Corp., 9%, 2012                                                  5,225,625          90
     5,050M   Compagnie Generale de Geophysique,
                10.625%, 2007                                                                    5,479,250          94
     4,075M   Dresser, Inc., 9.375%, 2011                                                        4,462,125          76
    13,750M   El Paso Production Holding Co., 7.75%, 2013                                       12,821,875         220
     1,800M   Energy Partners, Ltd., 8.75%, 2010                                                 1,935,000          33
              Giant Industries, Inc.:
     1,730M     9%, 2007                                                                         1,790,550          31
     8,500M     11%, 2012                                                                        9,583,750         164
     1,000M   Hanover Compressor Co., Zero Coupon
                (effective yield 11.37%), 2007 ##                                                  775,000          13
              Tesoro Petroleum Corp.:
     3,900M     9%, 2008                                                                         4,090,125          70
     1,750M     9.625%, 2008                                                                     1,938,125          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                55,416,425         949
----------------------------------------------------------------------------------------------------------------------
              Financial Services--2.5%
    14,500M   Dow Jones Trac-X NA, High Yield, Series 2,
                Trust 3, 8%, 2009 +                                                             14,626,875         250
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.6%
              Land O'Lakes, Inc.:
    $1,800M     9%, 2010 +                                                                      $1,827,000         $31
     7,300M     8.75%, 2011                                                                      6,533,500         112
     4,500M   Merisant Co., 9.5%, 2013 +                                                         4,455,000          76
     1,550M   Pilgrim's Pride Corp., 9.625%, 2011                                                1,677,875          29
       150M   PPC Escrow Corp, 9.25%, 2013 +                                                       157,500           3
       250M   Reddy Ice Group, Inc., 8.875%, 2011                                                  269,375           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,920,250         255
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.9%
     3,250M   Di Giorgio Corp., 10%, 2007                                                        3,250,000          56
     4,000M   Ingles Markets, Inc., 8.875%, 2011                                                 4,190,000          72
     3,500M   Roundy's, Inc., 8.875%, 2012                                                       3,867,500          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,307,500         194
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--4.1%
     9,300M   AEP Industries, Inc., 9.875%, 2007                                                 9,648,750         165
     1,250M   Pliant Corp., 0%-11.125%, 2009 + #                                                 1,006,250          17
     4,000M   Potlatch Corp., 10%, 2011                                                          4,540,000          78
     4,300M   Stone Container Corp., 9.75%, 2011                                                 4,826,750          83
     3,625M   Tekni-Plex, Inc., 12.75%, 2010                                                     3,815,313          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,837,063         408
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--2.6%
     2,250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                     2,300,625          39
     4,550M   Isle of Capri Casinos, Inc., 8.75%, 2009                                           4,771,813          82
     3,000M   John Q. Hammons Hotels, LP, 8.875%, 2012                                           3,352,500          57
     2,445M   Outboard Marine Corp., 10.75%, 2008 ++ **                                              3,056          --
              Park Place Entertainment Corp.:
     3,500M     9.375%, 2007                                                                     3,955,000          68
       500M     7%, 2013                                                                           547,500           9
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,930,494         255
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.6%
     4,176M   Advanced Medical Optics, Inc., 9.25%, 2010                                         4,635,360          79
       955M   ALARIS Medical Systems, Inc., 7.25%, 2011                                          1,014,688          17
       755M   Fisher Scientific International, Inc., 8.125%, 2012                                  841,825          14
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2005 ++ **                                       5,500          --
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    $4,350M   HCA, Inc., 5.25%, 2008                                                            $4,500,962         $77
     4,000M   Insight Health Services Corp., 9.875%, 2011                                        4,030,000          69
       500M   Medex, Inc., 8.875%, 2013 +                                                          546,250           9
     4,500M   MedQuest, Inc., 11.875%, 2012                                                      5,152,500          88
     2,800M   Owens & Minor, Inc., 8.5%, 2011                                                    3,143,000          54
     3,600M   PerkinElmer, Inc., 8.875%, 2013                                                    4,176,000          72
     1,725M   Quintiles Transnational Corp., 10%, 2013 +                                         1,802,625          31
     3,500M   Rotech Healthcare, Inc., 9.5%, 2012                                                3,780,000          65
    12,400M   Tenet Healthcare Corp., 6.375%, 2011                                              10,788,000         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                44,416,710         760
----------------------------------------------------------------------------------------------------------------------
              Housing--2.3%
     3,150M   Integrated Electrical Services, Inc., 9.375%, 2009                                 3,315,375          57
     1,500M   Nortek, Inc., 9.875%, 2011                                                         1,695,000          29
     5,000M   Ply Gem Industries, Inc., 9%, 2012 +                                               5,050,000          86
     2,700M   William Lyon Homes, Inc., 10.75%, 2013                                             3,206,250          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,266,625         227
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.9%
     3,100M   ChipPac International, Ltd., 12.75%, 2009                                          3,394,500          58
     3,000M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                        3,750          --
              Iron Mountain, Inc.:
     1,000M     8.625%, 2013                                                                     1,095,000          19
     1,000M     6.625%, 2016                                                                       975,000          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,468,250          94
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.9%
     2,600M   Finova Group, Inc., 7.5%, 2009                                                     1,618,500          28
     3,400M   General Motors Acceptance Corp., 4.5%, 2006                                        3,515,297          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,133,797          88
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.8%
              Columbus McKinnon Corp.:
     7,900M     8.5%, 2008                                                                       7,465,500         128
       500M     10%, 2010                                                                          542,500           9
     1,800M   Eagle-Picher Industries, Inc., 9.75%, 2013                                         1,980,000          34
     6,000M   Wolverine Tube, Inc., 10.5%, 2009                                                  6,480,000         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,468,000         282
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--1.5%
      $650M   Block Communications, Inc., 9.25%, 2009                                             $695,500         $12
       450M   Nexstar Finance, Inc., 7%, 2014 +                                                    447,750           7
     3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                     3,337,500          57
              Young Broadcasting Corp.:
     2,920M     10%, 2011                                                                        3,139,000          54
       900M     8.75%, 2014 +                                                                      931,500          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,551,250         146
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--10.6%
     2,275M   Adelphia Communications Corp., 10.25%, 2011 ++                                     2,286,375          39
     3,700M   Atlantic Broadband Finance, LLC, 9.375%, 2014 +                                    3,653,750          63
    18,000M   Cablevision Systems Corp., 8%, 2012 +                                             18,045,000         309
     2,000M   Century Communications Corp., 9.5%, 2005 ++                                        2,100,000          36
              Charter Communications Holdings, LLC:
     8,500M     10%, 2009                                                                        7,310,000         125
     1,000M     10.75%, 2009                                                                       880,000          15
     2,000M     10.25%, 2010                                                                     1,705,000          29
     5,800M     0%-9.92%, 2011 #                                                                 4,828,500          83
     5,476M   Loral Cyberstar, Inc., 10%, 2006 ++                                                4,052,240          69
              Mediacom LLC/Mediacom Capital Corp.:
     6,500M     8.5%, 2008                                                                       6,516,250         112
     4,000M     7.875%, 2011                                                                     3,880,000          66
     2,000M     9.5%, 2013                                                                       1,990,000          34
     4,300M   Quebecor Media, Inc., 11.125%, 2011                                                4,955,750          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                62,202,865       1,065
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--2.8%
     4,000M   Garden State Newspapers, Inc., 8.625%, 2011                                        4,230,000          72
     3,200M   Mail-Well I Corp., 7.875%, 2013 +                                                  3,040,000          52
     1,500M   R.H. Donnelley Financial Corp., 10.875%, 2012 +                                    1,796,250          31
     1,800M   Six Flags, Inc., 9.625%, 2014 +                                                    1,921,500          33
     3,400M   Universal City Development Partners, Ltd.,
                11.75%, 2010                                                                     3,973,750          68
     1,000M   Vivendi Universal SA, 9.25%, 2010                                                  1,200,000          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,161,500         277
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.0%
    $3,728M   Commonwealth Aluminum Corp., 10.75%, 2006                                         $3,755,960         $64
     1,840M   Euramax International, Inc., 8.5%, 2011 +                                          1,959,600          34
     3,000M   Murrin Murrin Holdings Property, Ltd.,
                9.375%, 2007 ++ **                                                                   3,750          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,719,310          98
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--1.1%
     1,848M   Big 5 Corp., 10.875%, 2007                                                         1,924,692          33
     4,000M   Michaels Stores, Inc., 9.25%, 2009                                                 4,425,000          76
       250M   Phillips Van-Heusen Corp., 8.125%, 2013                                              270,625           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,620,317         113
----------------------------------------------------------------------------------------------------------------------
              Services--6.4%
              Allied Waste NA, Inc.:
    10,000M     10%, 2009                                                                       10,775,000         185
     3,450M     5.75%, 2011 +                                                                    3,355,125          57
     2,700M     9.25%, 2012                                                                      3,084,750          53
     1,800M     7.875%, 2013                                                                     1,975,500          34
     5,350M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                 5,376,750          92
     1,000M   IESI Corp., 10.25%, 2012                                                           1,100,000          19
     4,535M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      4,629,464          79
              United Rentals, Inc.:
     2,000M     9%, 2009                                                                         2,107,000          36
     1,800M     6.5%, 2012 +                                                                     1,800,000          31
     3,600M     7%, 2014 +                                                                       3,402,000          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                37,605,589         644
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.9%
     4,000M   Adelphia Business Solutions, Inc., 13%, 2003 ++                                      910,000          16
     6,050M   E. Spire Communications, Inc., 13%, 2005 ++                                              605          --
     2,400M   ICG Services, Inc., 10%, 2008 ++ **                                                    3,000          --
              RCN Corp.:
     9,000M     11.125%, 2007 ++                                                                 4,185,000          72
       300M     11%, 2008 ++                                                                       139,500           2
     5,500M   Viatel, Inc., 12.5%, 2008 ++ **                                                        1,319          --
     4,000M   Worldwide Fiber, Inc., 12%, 2009 ++                                                      400          --
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications (continued)
              XO Communications, Inc.:
    $7,000M     12.5%, 2006 ++ **                                                                   $8,750         $--
     2,750M     9.45%, 2008 ++ **                                                                    3,438          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,252,012          90
----------------------------------------------------------------------------------------------------------------------
              Transportation--.9%
     2,700M   General Maritime Corp., 10%, 2013                                                  3,037,500          52
       500M   Great Lakes Dredge & Dock Corp., 7.75%, 2013 +                                       507,500           9
     1,750M   Overseas Shipholding Group, Inc., 8.25%, 2013                                      1,933,750          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,478,750          94
----------------------------------------------------------------------------------------------------------------------
              Utilities--.0%
     5,500M   AES Drax Energy, Ltd., 11.5%, 2010 ++                                                 55,000           1
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--2.2%
     5,000M   Crown Castle International Corp., 9.375%, 2011                                     5,450,000          93
              Triton Communications, LLC:
     3,500M     8.75%, 2011                                                                      3,325,000          57
     4,350M     9.375%, 2011                                                                     4,219,500          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,994,500         222
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $539,455,721)                                             518,718,763       8,880
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--3.3%
              Consumer Non-Durables--.0%
     7,714  * Worldtex, Inc., 12%, 2004**                                                          146,566           2
----------------------------------------------------------------------------------------------------------------------
              Health Care--.0%
       115  * Leiner Health Products, Inc., 9.625%, 2007**                                               1          --
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--3.3%
   180,791    CSC Holdings, Inc., 11.125%, 2008, Series "M"                                     18,919,778         325
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $18,900,896)                                              19,066,345         327
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.9%
              U.S. Treasury Notes:
    $5,500M     7.25%, 2004                                                                      5,629,338          96
     5,000M     7%, 2006                                                                         5,594,535          96
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $10,630,317)                                   11,223,873         192
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Shares or                                                                                                 $10,000 of
   Warrants   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.7%
              Automotive--.1%
    37,387  * Safelite Glass Corp. - Class "B" + **                                               $299,096          $5
     2,523    Safelite Realty Corp.**                                                                   25          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   299,121           5
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.0%
    25,200  * Worldtex, Inc.**                                                                         252          --
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.2%
    41,221  * Echostar Communications Corp. - Class "A"                                          1,349,988          23
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.4%
     5,805  * ICG Communications, Inc.                                                              34,830           1
    39,967  * NTL, Inc.                                                                          2,376,038          40
    18,224  * World Access, Inc.                                                                        35          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,410,903          41
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,544,403)                                                   4,060,264          69
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) +                                      30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
              Safelite Glass Corp.:
    91,625  *   Class "A" (expiring 9/29/06) + **                                                      916          --
    61,084  *   Class "B" (expiring 9/29/07) + **                                                      611          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,527          --
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.0%
    22,950  * Diva Systems Corp. (expiring 3/1/08) +                                                   230          --
    54,020  * Loral Cyberstar, Inc. (expiring 12/26/06)                                              1,080          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,310          --
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
    11,500  * E. Spire Communications, Inc.
                (expiring 11/1/05) + **                                                                $--         $--
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10) +                                             2,625          --
     5,600  * Powertel, Inc. (expiring 2/1/06)**                                                   187,782           3
----------------------------------------------------------------------------------------------------------------------
                                                                                                   190,407           3
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,065,968)                                                          193,274           3
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.7%
   $12,500M   ChevronTexaco Corp., .97%, 4/5/04                                                 12,498,652         214
     5,000M   Du Pont (E.I.) de Nemours & Co., .98%, 4/7/04                                      4,999,183          86
              General Electric Capital Corp.:
     1,300M     1%, 4/16/04                                                                      1,299,458          22
     1,200M     1.01%, 4/16/04                                                                   1,199,495          20
     1,500M   General Electric Co., 1%, 4/16/04                                                  1,499,375          26
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $21,496,163)                                    21,496,163         368
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--2.6%
    10,000M   Fannie Mae, .96%, 4/15/04                                                          9,996,265         171
     5,000M   Federal Home Loan Bank, .98%, 4/16/04                                              4,997,958          86
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations
  (cost $14,994,223)                                                                            14,994,223         257
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $620,087,691)                                       101.0%    589,752,905      10,096
Excess of Liabilities Over Other Assets                                               (1.0)     (5,624,029)        (96)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $584,128,876     $10,000
======================================================================================================================

 + Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4.

++ In default as to principal and/or interest payment

 * Non-income producing

** Security valued at fair value (see Note 1A)

 # Denotes a stepbond, a zero coupon bond that converts to a fixed interest rate at a designated future date.

## Zero coupon bond reflects effective yield on the date of purchase.

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2004
-----------------------------------------------------------------------------------------------------------------
                                                             CASH                      INVESTMENT
                                                       MANAGEMENT      GOVERNMENT           GRADE          INCOME
-----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                   $175,698,175    $194,035,024    $175,011,258    $620,087,691
                                                     ============    ============    ============    ============
At value (Note 1A)                                   $175,698,175    $197,895,364    $188,553,679    $589,752,905
Cash                                                    3,885,163         273,675         179,372         184,256
Receivables:
Interest and dividends                                    233,206         956,711       3,121,973      13,075,790
Shares sold                                                    --         378,855         616,758         774,735
Investment securities sold                                     --       1,491,915              --         508,750
Other assets                                               46,550          58,910          26,354         315,076
                                                     ------------    ------------    ------------    ------------
Total Assets                                          179,863,094     201,055,430     192,498,136     604,611,512
                                                     ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                         5,795,733       1,035,865              --      18,487,875
Dividends payable                                          10,278          79,656          99,026         819,502
Shares redeemed                                           211,273         372,436         146,228         633,698
Accrued advisory fees                                      73,954         107,912         103,178         382,895
Accrued shareholder servicing costs                        58,722          41,087          36,179         112,631
Accrued directors' fees                                     1,500           1,500           1,170           4,000
Accrued distribution plan expenses                             37           1,726           1,933           5,544
Accrued expenses                                           55,723          32,016          14,359          36,491
                                                     ------------    ------------    ------------    ------------
Total Liabilities                                       6,207,220       1,672,198         402,073      20,482,636
                                                     ------------    ------------    ------------    ------------
Net Assets                                           $173,655,874    $199,383,232    $192,096,063    $584,128,876
                                                     ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                      $173,655,874    $201,442,772    $183,607,941    $740,386,644
Undistributed net investment deficit                           --        (669,936)     (1,614,718)     (1,215,759)
Accumulated net realized loss on investments                   --      (5,249,944)     (3,439,581)   (124,707,223)
Net unrealized appreciation (depreciation)
in value of investments                                        --       3,860,340      13,542,421     (30,334,786)
                                                     ------------    ------------    ------------    ------------
Total                                                $173,655,874    $199,383,232    $192,096,063    $584,128,876
                                                     ============    ============    ============    ============
Net Assets:
Class A                                              $169,292,890    $181,358,605    $161,198,247    $543,190,560
Class B                                              $  4,362,984    $ 18,024,627    $ 30,897,816    $ 40,938,316

Shares outstanding (Note 6):
Class A                                               169,292,890      16,084,805      15,526,696     171,420,379
Class B                                                 4,362,984       1,599,693       2,977,764      12,949,039

Net asset value and redemption price
per share--Class A                                          $1.00*         $11.28          $10.38           $3.17
                                                     ============    ============    ============    ============
Maximum offering price per share--Class A
(Net asset value/.9425)**                                     N/A          $11.97          $11.01           $3.36
                                                     ============    ============    ============    ============
Net asset value and offering price per
share--Class B (Note 6)                                     $1.00          $11.27          $10.38           $3.16
                                                     ============    ============    ============    ============

 * Also maximum offering price per share.

** On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2004

-----------------------------------------------------------------------------------------------------------------
                                                             CASH                      INVESTMENT
                                                       MANAGEMENT      GOVERNMENT           GRADE          INCOME
-----------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                             $  1,001,361    $  4,914,093      $5,059,282    $ 23,548,922
Dividends (Note 1F)                                            --              --          10,539       1,060,332
                                                     ------------    ------------    ------------    ------------
Total income                                            1,001,361       4,914,093       5,069,821      24,609,254
                                                     ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                             446,652       1,002,437         678,789       2,082,910
Distribution plan expenses - Class A                           --         227,048         188,452         797,306
Distribution plan expenses - Class B                       10,181          95,444         151,245         197,982
Shareholder servicing costs                               392,410         221,116         208,442         572,443
Registration fees                                          34,535          24,738          21,482          24,728
Professional fees                                          20,389          22,208          16,519          38,264
Reports to shareholders                                    25,233          11,189          14,996          34,566
Custodian fees                                             20,306          17,842          11,411          25,670
Other expenses                                             31,594          34,461          32,852          72,766
                                                     ------------    ------------    ------------    ------------
Total expenses                                            981,300       1,656,483       1,324,188       3,846,635
Less: Expenses waived or assumed                         (341,432)       (479,476)       (212,474)             --
Custodian fees paid indirectly                               (555)         (1,546)         (3,255)         (2,914)
                                                     ------------    ------------    ------------    ------------
Net expenses                                              639,313       1,175,461       1,108,459       3,843,721
                                                     ------------    ------------    ------------    ------------
Net investment income                                     362,048       3,738,632       3,961,362      20,765,533
                                                     ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
Investments (Note 2):
Net realized gain (loss) on investments                        --        (228,739)        209,701      (3,735,237)
Net unrealized appreciation of investments                     --         287,367       2,169,974      24,099,339
                                                     ------------    ------------    ------------    ------------
Net gain on investments                                        --          58,628       2,379,675      20,364,102
                                                     ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                      $    362,048    $  3,797,260    $  6,341,037    $ 41,129,635
                                                     ============    ============    ============    ============

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------
                                                                   CASH MANAGEMENT                   GOVERNMENT
                                                             ---------------------------    ----------------------------
                                                             10/1/2003 to   10/1/2002 to    10/1/2003 to    10/1/2002 to
                                                                3/31/2004      9/30/2003       3/31/2004       9/30/2003
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                        $    362,048   $  1,182,333    $  3,738,632    $  7,703,948
Net realized gain (loss) on investments                                --             --        (228,739)          8,408
Net unrealized appreciation (depreciation) of investments              --             --         287,367      (1,789,098)
                                                             ------------   ------------    ------------    ------------
Net increase in net assets resulting from operations              362,048      1,182,333       3,797,260       5,923,258
                                                             ------------   ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                  (362,048)    (1,179,371)     (4,096,128)     (8,582,301)
Net investment income - Class B                                        --         (2,962)       (359,572)       (801,350)
                                                             ------------   ------------    ------------    ------------
Total dividends                                                  (362,048)    (1,182,333)     (4,455,700)     (9,383,651)
                                                             ------------   ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                     110,846,568    234,463,530      13,363,818      46,898,620
Reinvestment of dividends                                         356,491      1,159,375       3,484,903       7,221,886
Cost of shares redeemed                                      (121,351,156)  (248,896,616)    (19,272,865)    (35,011,833)
                                                             ------------   ------------    ------------    ------------
                                                              (10,148,097)   (13,273,711)     (2,424,144)     47,648,556
                                                             ------------   ------------    ------------    ------------
Class B:
Proceeds from shares sold                                       1,595,199      5,714,577       1,247,103      10,300,873
Reinvestment of dividends                                              --          2,815         334,781         740,287
Cost of shares redeemed                                        (3,036,942)    (5,696,499)     (4,394,843)     (6,071,287)
                                                             ------------   ------------    ------------    ------------
                                                               (1,441,743)        20,893      (2,812,959)      4,969,873
                                                             ------------   ------------    ------------    ------------
Net increase (decrease) from share transactions               (11,589,840)   (13,252,818)     (5,237,103)     24,078,546
                                                             ------------   ------------    ------------    ------------
Net increase (decrease) in net assets                         (11,589,840)   (13,252,818)     (5,895,543)     20,618,153

Net Assets
Beginning of period                                           185,245,714    198,498,532     205,278,775     184,660,622
                                                             ------------   ------------    ------------    ------------
End of period+                                               $173,655,874   $185,245,714    $199,383,232    $205,278,775
                                                             ============   ============    ============    ============

+Includes undistributed net investment income (deficit) of   $         --   $         --    $   (669,936)   $     47,132
                                                             ============   ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                          110,846,568    234,463,530       1,186,518       4,098,534
Issued for dividends reinvested                                   356,491      1,159,375         309,675         633,021
Redeemed                                                     (121,351,156)  (248,896,616)     (1,711,486)     (3,071,484)
                                                             ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding         (10,148,097)   (13,273,711)       (215,293)      1,660,071
                                                             ============   ============    ============    ============

Class B:
Sold                                                            1,595,199      5,714,577         110,806         899,737
Issued for dividends reinvested                                        --          2,815          29,765          64,938
Redeemed                                                       (3,036,942)    (5,696,499)       (390,738)       (533,219)
                                                             ------------   ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding          (1,441,743)        20,893        (250,167)        431,456
                                                             ============   ============    ============    ============





-----------------------------------------------------------------------------------------------------------------------
                                                                   INVESTMENT GRADE                   INCOME
                                                             ---------------------------    ----------------------------
                                                             10/1/2003 to   10/1/2002 to    10/1/2003 to    10/1/2002 to
                                                                3/31/2004      9/30/2003       3/31/2004       9/30/2003
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                        $  3,961,362   $  7,055,455    $ 20,765,533    $ 40,172,419
Net realized gain (loss) on investments                           209,701     (1,287,197)     (3,735,237)    (40,988,935)
Net unrealized appreciation of investments                      2,169,974      7,336,387      24,099,339     110,648,829
                                                             ------------   ------------    ------------    ------------
Net increase in net assets resulting from operations            6,341,037     13,104,645      41,129,635     109,832,313
                                                             ------------   ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                (3,838,150)    (6,630,609)    (19,215,980)    (38,529,726)
Net investment income - Class B                                  (664,533)    (1,254,542)     (1,283,529)     (2,335,735)
                                                             ------------   ------------    ------------    ------------
Total dividends                                                (4,502,683)    (7,885,151)    (20,499,509)    (40,865,461)
                                                             ------------   ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                      26,077,037     54,335,625      32,357,660      74,169,454
Reinvestment of dividends                                       3,212,972      5,527,350      14,077,597      27,917,451
Cost of shares redeemed                                       (13,272,919)   (22,919,488)    (31,670,963)    (54,438,349)
                                                             ------------   ------------    ------------    ------------
                                                               16,017,090     36,943,487      14,764,294      47,648,556
                                                             ------------   ------------    ------------    ------------
Class B:
Proceeds from shares sold                                       3,606,845     10,815,522       4,904,122      12,429,320
Reinvestment of dividends                                         580,171      1,092,655         890,883       1,486,015
Cost of shares redeemed                                        (4,286,085)    (4,647,711)     (3,228,974)     (5,406,924)
                                                             ------------   ------------    ------------    ------------
                                                                  (99,069)     7,260,466       2,566,031       8,508,411
                                                             ------------   ------------    ------------    ------------
Net increase from share transactions                           15,918,021     44,203,953      17,330,325      56,156,967
                                                             ------------   ------------    ------------    ------------
Net increase in net assets                                     17,756,375     49,423,447      37,960,451    125,123,819

Net Assets
Beginning of period                                           174,339,688    124,916,241     546,168,425     421,044,606
                                                             ------------   ------------    ------------    ------------
End of period+                                               $192,096,063   $174,339,688    $584,128,876    $546,168,425
                                                             ============   ============    ============    ============

+Includes undistributed net investment deficit of            $ (1,614,718)  $ (1,073,397)   $ (1,215,759)   $ (1,481,783)
                                                             ============   ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                            2,545,677      5,422,036      10,246,335      25,912,750
Issued for dividends reinvested                                   313,568        549,544       4,460,150       9,743,823
Redeemed                                                       (1,296,403)    (2,282,798)    (10,038,361)    (19,071,100)
                                                             ------------   ------------    ------------    ------------
Net increase in Class A shares outstanding                      1,562,842      3,688,782       4,668,124      16,585,473
                                                             ============   ============    ============    ============

Class B:
Sold                                                              352,457      1,080,259       1,560,818       4,363,332
Issued for dividends reinvested                                    56,647        108,648         282,793         517,968
Redeemed                                                         (419,343)      (463,573)     (1,027,302)     (1,892,570)
                                                             ------------   ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding             (10,239)       725,334         816,309       2,988,730
                                                             ============   ============    ============    ============

See notes to financial statements


Notes to Financial Statements
March 31, 2004


1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund ("Series Fund"), and First Investors Fund For Income, Inc. ("Income Fund") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations of the Fund. Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors/Trustees. At March 31, 2004, the Income Fund held eighteen securities that were fair valued by its Valuation Committee with an aggregate value of $836,149 representing .1% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2003, capital loss carryovers were as follows:


                                                             Year Capital Loss Carryovers Expire
              ----------------------------------------------------------------------------------------------------------------
Fund               Total          2004           2005          2007          2008          2009            2010           2011
----          ----------    ----------     ----------    ----------    ----------     ----------     ----------     ----------
Government    $3,420,990    $  204,508     $       --    $       --    $1,017,364     $2,144,197     $       --     $   54,921

Investment
Grade          2,150,642            --             --            --            --      1,715,940         27,419        407,283

Income        94,718,360     4,514,945      3,055,280       842,581     1,832,458     13,810,649     18,563,112     52,099,335

C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

March 31, 2004


E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund are allocated among and charged to the assets of each Fund in Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2004, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $8,270 against custodian charges based on the uninvested cash balances of the Funds.

2. Security Transactions--For the six months ended March 31, 2004, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations and short-term securities) were as follows:

                                                             Long-Term U.S.
                                   Securities        Government Obligations
                  ---------------------------   ---------------------------
                       Cost of       Proceeds        Cost of       Proceeds
Fund                 Purchases     from Sales      Purchases     from Sales
----              ------------   ------------   ------------   ------------
Government        $         --   $         --   $ 65,217,024   $ 66,336,232
Investment Grade    18,050,506      6,998,404      4,352,095         34,177
Income             112,783,860     86,333,161             --             --

At March 31, 2004, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                        Net
                                        Gross          Gross     Unrealized
                     Aggregate     Unrealized     Unrealized   Appreciation
Fund                      Cost   Appreciation   Depreciation  (Depreciation)
----              ------------   ------------   ------------   ------------
Government        $194,035,024    $ 3,998,183    $   137,843   $  3,860,340
Investment Grade   176,808,259     12,847,791      1,102,371     11,745,420
Income             622,518,743     37,915,731     70,681,569    (32,765,838)

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' retirement accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2004, total directors/trustees fees accrued by the Funds amounted to $22,322.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets. In addition, FIMCO has voluntarily waived $341,432 in advisory fees to limit the Fund's overall expense ratio to .70% on Class A shares and 1.12% on Class B shares.

Government Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. In addition, FIMCO has voluntarily waived $479,476 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. In addition, FIMCO has voluntarily waived $212,474 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the six months ended March 31, 2004, total advisory fees accrued to FIMCO by the Funds were $4,210,788 of which $1,033,382 was waived as noted above.

For the six months ended March 31, 2004, FIC, as underwriter, received $2,358,462 in commissions from the sale of shares of the Funds after allowing $24,904 to other dealers. Shareholder servicing costs included $891,930 in transfer agent fees accrued to ADM and $200,744 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Cash Management Fund, is authorized to pay FIC

March 31, 2004


a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2004, the fees paid under the distribution plans by Government Fund and Investment Grade Fund were limited to .25% on Class A shares and 1% on Class B shares. The distribution fees paid by Cash Management Fund were limited to .75% on Class B shares.

4. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2004, Cash Management Fund held seven 144A securities with an aggregate value of $21,870,906 representing 12.6% of the Fund's net assets, Investment Grade Fund held nine 144A securities with an aggregate value of $12,019,813 representing 6.3% of the Fund's net assets and Income Fund held thirty-one 144A securities with an aggregate value of $79,901,358 representing 13.7% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk--The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--Cash Management Fund sell two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of the net assets of each class. Of the 5,000,000,000 $.01 par value shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and 2,500,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized by the Government Fund and of the 1,000,000,000 $1.00 par value shares originally authorized by the Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.



---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                                           Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
             of Period      Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1999(a)         $ 1.00       $.032            $ --         $.032          $.032           $ --          $.032         $ 1.00
2000              1.00        .054              --          .054           .054             --           .054           1.00
2001              1.00        .050              --          .050           .050             --           .050           1.00
2002              1.00        .014              --          .014           .014             --           .014           1.00
2003              1.00        .006              --          .006           .006             --           .006           1.00
2004(b)           1.00        .002              --          .002           .002             --           .002           1.00

Class B
-------
1999(a)           1.00        .027              --          .027           .027             --           .027           1.00
2000              1.00        .046              --          .046           .046             --           .046           1.00
2001              1.00        .040              --          .040           .040             --           .040           1.00
2002              1.00        .006              --          .006           .006             --           .006           1.00
2003              1.00        .001              --          .001           .001             --           .001           1.00
2004(b)           1.00          --              --            --             --             --             --           1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1999            $11.49       $ .63           $(.58)        $ .05          $ .61           $ --          $ .61         $10.93
2000             10.93         .65             .02           .67            .66             --            .66          10.94
2001             10.94         .64             .48          1.12            .65             --            .65          11.41
2002             11.41         .59             .09           .68            .59             --            .59          11.50
2003             11.50         .54            (.19)          .35            .54             --            .54          11.31
2004(b)          11.31         .26            (.04)          .22            .25             --            .25          11.28

Class B
-------
1999             11.48         .54            (.57)         (.03)           .53             --            .53          10.92
2000             10.92         .57             .02           .59            .58             --            .58          10.93
2001             10.93         .55             .49          1.04            .56             --            .56          11.41
2002             11.41         .50             .09           .59            .51             --            .51          11.49
2003             11.49         .45            (.19)          .26            .45             --            .45          11.30
2004(b)          11.30         .22            (.04)          .18            .21             --            .21          11.27
---------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1999(a)             3.29              $158         .80+          4.33+          1.14+          3.99+            --
2000                5.50               182         .80           5.36           1.08           5.08             --
2001                4.63               204         .80           4.52            .99           4.33             --
2002                1.38               193         .80           1.38            .90           1.28             --
2003                 .62               179         .78            .62            .97            .43             --
2004(b)              .21               169         .70+           .42+          1.08+           .04+            --

Class B
-------
1999(b)             2.72                 2        1.55+          3.58+          1.89+          3.24+            --
2000                4.72                 2        1.55           4.61           1.83           4.33             --
2001                3.85                 4        1.55           3.77           1.74           3.58             --
2002                 .63                 6        1.55            .63           1.65            .53             --
2003                 .05                 6        1.34            .06           1.53           (.13)            --
2004(b)               --                 4        1.12+            --           1.50+          (.38)+           --
------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1999                 .50              $140        1.19           5.58           1.57           5.20             99
2000                6.38               124        1.12           6.05           1.55           5.62             26
2001               10.49               137        1.10           5.70           1.53           5.27             59
2002                6.16               168        1.10           5.21           1.56           4.75             75
2003                3.08               184        1.10           4.69           1.58           4.21             65
2004(b)             2.01               181        1.10+          4.58+          1.58+          4.10+            33

Class B
-------
1999                (.25)                3        1.93           4.84           2.31           4.46             99
2000                5.56                 3        1.87           5.30           2.30           4.87             26
2001                9.77                 6        1.85           4.95           2.28           4.52             59
2002                5.29                16        1.85           4.46           2.31           4.00             75
2003                2.33                21        1.85           3.94           2.33           3.46             65
2004(b)             1.63                18        1.85+          3.83+          2.33+          3.35+            33
------------------------------------------------------------------------------------------------------------------


FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                                Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1999              $10.53          $ .57           $(.79)        $(.22)         $ .58           $.07          $ .65         $ 9.66
2000                9.66            .60            (.14)          .46            .58            .01            .59           9.53
2001                9.53            .61             .41          1.02            .63             --            .63           9.92
2002++              9.92            .55             .07           .62            .58             --            .58           9.96
2003                9.96            .51             .35           .86            .54             --            .54          10.28
2004(b)            10.28            .24             .12           .36            .26             --            .26          10.38

Class B
-------
1999               10.54            .50            (.79)         (.29)           .51            .07            .58           9.67
2000                9.67            .54            (.14)          .40            .52            .01            .53           9.54
2001                9.54            .54             .41           .95            .56             --            .56           9.93
2002++              9.93            .48             .06           .54            .51             --            .51           9.96
2003                9.96            .43             .36           .79            .47             --            .47          10.28
2004(b)            10.28            .19             .14           .33            .23             --            .23          10.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1999              $ 4.17          $ .40          $ (.27)        $ .13          $ .38           $ --          $ .38         $ 3.92
2000                3.92            .35            (.26)          .09            .38             --            .38           3.63
2001                3.63            .33            (.68)         (.35)           .35             --            .35           2.93
2002++              2.93            .26            (.29)         (.03)           .26             --            .26           2.64
2003                2.64            .24             .41           .65            .24             --            .24           3.05
2004(b)             3.05            .12             .11           .23            .11             --            .11           3.17

Class B
-------
1999                4.16            .37            (.27)          .10            .36             --            .36           3.90
2000                3.90            .33            (.26)          .07            .36             --            .36           3.61
2001                3.61            .31            (.67)         (.36)           .33             --            .33           2.92
2002++              2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003                2.63            .23             .41           .64            .22             --            .22           3.05
2004(b)             3.05            .11             .10           .21            .10             --            .10           3.16
---------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1999               (2.21)             $ 49        1.10           5.70           1.38           5.42             18
2000                5.03                47        1.10           6.36           1.35           6.11             62
2001               10.93                65        1.10           6.22           1.28           6.04             21
2002++              6.48               102        1.10           5.63           1.33           5.40             13
2003                8.94               144        1.10           4.85           1.35           4.60              6
2004(b)             3.57               161        1.10+          4.50+          1.34+          4.26+             4

Class B
-------
1999               (2.90)                7        1.80           5.00           2.08           4.72             18
2000                4.31                 8        1.80           5.66           2.05           5.41             62
2001               10.15                13        1.84           5.48           2.02           5.30             21
2002++              5.61                23        1.85           4.88           2.08           4.65             13
2003                8.17                31        1.85           4.10           2.10           3.85              6
2004(b)             3.21                31        1.85+          3.75+          2.09+          3.51+             4
------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1999                3.13              $389        1.29           9.71            N/A            N/A             28
2000                2.46               501        1.29           9.55            N/A            N/A             14
2001              (10.20)              418        1.30           9.81            N/A            N/A             18
2002++             (1.52)              397        1.35           8.90            N/A            N/A             20
2003               25.78               509        1.34           8.38            N/A            N/A             31
2004(b)             7.75               543        1.30+          7.32+           N/A            N/A             16

Class B
-------
1999                2.29                14        1.99           9.01            N/A            N/A             28
2000                1.81                23        1.99           8.85            N/A            N/A             14
2001              (10.62)               22        2.00           9.11            N/A            N/A             18
2002++             (2.33)               24        2.05           8.20            N/A            N/A             20
2003               25.24                37        2.04           7.68            N/A            N/A             31
2004(b)             7.01                41        2.00+          6.62+           N/A            N/A             16
------------------------------------------------------------------------------------------------------------------
  * Calculated without sales charges.
 ** Net of expenses waived or assumed (Note 3).
  + Annualized
 ++ Prior to October 1, 2001, the Income Fund and the Investment Grade
    Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Funds.
(a) For the period January 1, 1999 to September 30, 1999.
(b) For the period October 1, 2003 to March 31, 2004.

See notes to financial statements


Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Government Fund, Investment Grade Fund (a series of First Investors Series Fund) and Fund For Income as of March 31, 2004, the related statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income as of March 31, 2004, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                        Tait, Weller & Baker

Philadelphia, Pennsylvania
May 3, 2004

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Directors/Trustees
------------------------------------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
------------------------------------

Kathryn S. Head
President

George V. Ganter
Vice President

Michael J. O'Keefe
Vice President

Clark D. Wagner
Vice President

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Shareholder Information
------------------------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other U.S. government agency.


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available, without charge, upon request by calling 800-423-4026.

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

		 Not applicable to Semi-Annual Report

Item 4.  Principal Accountant Fees and Services

		 Not applicable to Semi-Annual Report

Item 5.  Audit Committee of Listed Registrants

		 Not applicable to Semi-Annual Report

Item 6.  Schedule of Investments

		 Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 9.  Submission of Matters to a Vote of Security Holders

	     	 Not applicable to the Registrant for this filing

Item 10. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  June 1, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  June 1, 2004